Fair value measurements - Geographic Allocations of Nomura's Trading Assets Related to Government, State, Municipal, and Government Agency Securities (Detail) (Government, agency and municipal securities [Member], JPY ¥)
In Billions, unless otherwise specified
	Sep. 30, 2014		Mar. 31, 2014
Fair value, concentration of credit risk [Line items]
Trading assets	¥ 9,842	[1]	¥ 8,798	[1]
Japan [Member]
Fair value, concentration of credit risk [Line items]
Trading assets	3,409		2,779
U.S. [Member]
Fair value, concentration of credit risk [Line items]
Trading assets	2,152		1,666
EU [Member]
Fair value, concentration of credit risk [Line items]
Trading assets	3,773		3,968
Other [Member]
Fair value, concentration of credit risk [Line items]
Trading assets	¥ 508		¥ 385

[1]	Other than above, there were ¥756 billion and ¥681 billion of government, agency and municipal securities in Other assets-Non-trading debt securities as of March 31, 2014 and September 30, 2014, respectively. The vast majority of these securities are Japanese government, agency and municipal securities.